CONVERTIBLE NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
Convertible Notes Payable
Schedule of Convertible notes payable

	Conversion price per share	Interest rate	Due date	December 31, 2022	December 31, 2021
Opportunity fund convertible notes payable	$0.005	10%	January 14, 2024	$45,000	$-
Total convertible notes payable				$45,000	$-